Goodwill - Additional information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Richards Bay Minerals [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Impairment charges	$ 0	$ 0
Fair value less costs of disposal, post-tax discount rate	8.80%	8.70%
Description of valuation techniques used to measure fair value less costs of disposal	The recoverable amount has been assessed by reference to FVLCD, in line with the policy set out in note 1(i) and classified as level 3 under the fair value hierarchy. FVLCD was determined by estimating cash flows until the end of the life-of-mine plan including anticipated expansions. In arriving at FVLCD, a post-tax discount rate of 8.8% (2017: 8.7%) has been applied to the post-tax cash flows expressed in real terms.
Description of level of fair value hierarchy within which fair value measurement is categorized	level 3
Description of basis on which recoverable amount determined	Other assumptions include the long-term pig iron and zircon prices and operating costs. Future selling prices and operating costs have been estimated in line with the policy set out in note 1(i). The recoverable amount of the CGU exceeds the carrying value when each of these sensitivities are applied whilst keeping all other assumptions constant.
Pilbara [member]
Disclosure of reconciliation of changes in goodwill [Line Items]
Fair value less costs of disposal, post-tax discount rate	6.80%	6.70%
Description of valuation techniques used to measure fair value less costs of disposal	The annual impairment review of the Pilbara CGU has been assessed by reference to FVLCD using discounted cash flows, which is in line with the policy set out in note 1(i) and is classified as level 3 under the fair value hierarchy. In arriving at FVLCD, a post-tax discount rate of 6.8% (2017: 6.7%) has been applied to the post-tax cash flows expressed in real terms. The recoverable amount was determined to be significantly in excess of carrying value, and there are no reasonably possible changes in key assumptions that would cause the remaining goodwill to be impaired.
Description of level of fair value hierarchy within which fair value measurement is categorized	level 3